Operating Segments Information (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Segment Information
a.	Segment revenues and operation results

					Adjustments
	Packaging	Testing	EMS	Others	and Eliminations	Total
	NT$	NT$	NT$	NT$	NT$	NT$

For the year ended December 31, 2021

Revenue from external customers	$272,543,899	$49,978,736	$239,488,267	$7,986,231	$—	$569,997,133
Inter-group revenues (Note 1)	7,244,889	339,619	27,825,073	7,527,260	(42,936,841)	—
Segment revenues	279,788,788	50,318,355	267,313,340	15,513,491	—	612,933,974
Interest income	61,141	88,874	301,072	91,242	—	542,329
Interest expense	(1,604,107)	(405,648)	(629,584)	(159,596)	—	(2,798,935)
Depreciation and amortization	(34,384,500)	(13,819,080)	(4,336,266)	(1,984,431)	—	(54,524,277)
Share of the profit or loss of associates and joint ventures	737,650	66,107	95,943	—	—	899,700
Impairment loss	(86,997)	(39,769)	—	—	—	(126,766)
Segment profit before income tax	41,581,126	11,998,938	8,528,675	18,085,030	—	80,193,769
Expenditures for segment assets	48,531,368	16,773,513	7,654,560	1,458,100	—	74,417,541

December 31, 2021

Investments accounted for using the equity method	12,744,756	1,896,372	2,355,472	—	—	16,996,600
Contract assets	4,735,181	872,028	—	—	—	5,607,209

For the year ended December 31, 2022

Revenue from external customers	303,947,502	55,960,182	301,966,818	8,998,141	—	670,872,643
Inter-group revenues (Note 1)	6,940,878	524,387	35,533,226	9,080,132	(52,078,623)	—
Segment revenues	310,888,380	56,484,569	337,500,044	18,078,273	—	722,951,266
Interest income	109,148	84,562	418,507	42,530	—	654,747
Interest expense	(2,150,382)	(463,043)	(1,029,128)	(346,581)	—	(3,989,134)
Depreciation and amortization	(33,509,358)	(14,901,939)	(4,654,383)	(2,386,209)	—	(55,451,889)
Share of the profit or loss of associates and joint ventures	779,474	81,627	324,276	—	—	1,185,377
Impairment loss	(64,257)	(105,169)	(219,349)	—	—	(388,775)
Segment profit before income tax	51,824,439	14,626,156	14,368,179	944,854	—	81,763,628
Expenditures for segment assets	45,936,563	21,765,965	6,188,401	1,909,645	—	75,800,574

December 31, 2022

Investments accounted for using the equity method	10,341,203	1,643,940	2,694,203	—	—	14,679,346
Contract assets	4,869,541	861,632	—	—	—	5,731,173

For the year ended December 31, 2023

Revenue from external customers	256,805,887	49,879,923	268,218,002	7,010,659	—	581,914,471
Inter-group revenues (Note 1)	4,550,622	447,279	26,639,833	6,776,002	(38,413,736)	—
Segment revenues	261,356,509	50,327,202	294,857,835	13,786,661	—	620,328,207
Interest income	188,704	124,443	1,087,121	113,139	—	1,513,407
Interest expense	(2,907,679)	(720,145)	(1,816,814)	(794,272)	—	(6,238,910)
Depreciation and amortization	(34,110,372)	(16,173,653)	(5,335,496)	(2,482,342)	—	(58,101,863)
Share of the profit or loss of associates and joint ventures	916,310	134,667	38,211	(8,588)	—	1,080,600
Impairment loss	(81,133)	(65,437)	—	—	—	(146,570)
Segment profit before income tax	25,405,636	9,369,875	9,216,053	(1,379,741)	—	42,611,823
Expenditures for segment assets	27,881,152	13,664,416	6,207,532	1,005,549	—	48,758,649

December 31, 2023

Investments accounted for using the equity method	15,091,563	2,338,125	2,160,112	20,811	—	19,610,611
Contract assets	4,066,174	1,033,902	—	—	—	5,100,076

					Adjustments
	Packaging	Testing	EMS	Others	and Eliminations	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

For the year ended December 31, 2023

Revenue from external customers	$8,386,868	$1,628,998	$8,759,569	$228,957	$—	$19,004,392
Inter-group revenues (Note 1)	148,616	14,607	870,014	221,294	(1,254,531)	—
Segment revenues	8,535,484	1,643,606	9,629,583	450,250	—	20,258,923
Interest income	6,163	4,064	35,504	3,694	—	49,425
Interest expense	(94,960)	(23,519)	(59,334)	(25,940)	—	(203,753)
Depreciation and amortization	(1,113,990)	(528,206)	(174,249)	(81,068)	—	(1,897,513)
Share of the profit or loss of associates and joint ventures	29,925	4,398	1,248	(280)	—	35,291
Impairment loss	(2,650)	(2,137)	—	—	—	(4,787)
Segment profit before income tax	829,707	306,005	300,982	(45,060)	—	1,391,634
Expenditures for segment assets	910,554	446,258	202,728	32,839	—	1,592,379

December 31, 2023

Investments accounted for using the equity method	492,866	76,360	70,546	679	—	640,451
Contract assets	132,795	33,765	—	—	—	166,560

Note 1:	Inter-group revenues were eliminated upon consolidation.

Note 2:	The disaggregated product and service type from the Group’s contract with customer is the same as those disclosed in above reportable segment.

Summary of Revenue from Major Products and Services
b.	Revenue from major products and services

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Packaging service	$272,543,899	$303,947,502	$256,805,887	$8,386,868
Testing service	49,978,736	55,960,182	49,879,923	1,628,998
EMS	239,488,267	301,966,818	268,218,002	8,759,569
Others	7,986,231	8,998,141	7,010,659	228,957

	$569,997,133	$670,872,643	$581,914,471	$19,004,392

Summary of Geographical Information
The Group’s revenue from external customers by location of headquarter and information about its non-current
assets by location of assets are detailed below.

1)	Net revenues from external customers

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

United States	$353,500,361	$446,484,639	$370,306,818	$12,093,627
Taiwan	94,598,067	83,655,142	70,492,517	2,302,172
Asia	62,523,167	75,991,902	75,316,422	2,459,713
Europe	57,910,641	63,542,468	65,026,966	2,123,676
Others	1,464,897	1,198,492	771,748	25,204

	$569,997,133	$670,872,643	$581,914,471	$19,004,392

2)	Non-current assets

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Taiwan	$268,036,245	$258,813,497	$8,452,433
China	69,283,739	66,660,391	2,177,021
Others	40,537,349	44,134,206	1,441,352

	$377,857,333	$369,608,094	$12,070,806